STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Total	Sharesholders' equity attributed to controlling shareholders [member]	Capital stock [member]	Treasury shares [member]	Surplus on issue/sale of shares [member]	Special reserve [member]	Additional paid-in capital [member]	Income from transactions with non-controlling shareholders [member]	Tax Incentives [member]	Unrealized profit reserve [member]	Retained earnings [member]	Retained losses [member]	Other comprehensive income [member]	Non-Controlling Shareholders [member]
Beginning balance at Dec. 31, 2019	R$ 3,362,346	R$ 3,362,346	R$ 1,485,436		R$ 793,339	R$ 206,592		R$ (92,066)			R$ (1,428)	R$ 155,467	R$ 815,006
Net income (loss) for the year	(663,678)	(650,196)										(650,196)		R$ (13,482)
Exchange rate effect on the conversion from hyperinflationary economy	32,160	32,160											32,160
Other comprehensive income	3,747,173	3,738,465											3,738,465	8,708
Comprehensive income for the year, net of tax effects	3,115,655	3,120,429										(650,196)	3,770,625	(4,774)
Subscription of shares through the Board of Directors' Meeting held on January 3, 2020	13,302,449	13,274,894	3,397,746		9,877,148									27,555
Subscription of shares through the Board of Directors' Meeting held on June 30, 2020	2,001,118	2,001,118	2,000,000		1,118
Subscription of shares through the Board of Directors' Meeting held on July 27, 2020	14,723	14,723	14,723
Subscription of shares through the Board of Directors' Meeting held on September 30, 2020	18,863	18,863	18,863
Subscription of shares through the Board of Directors' Meeting held on October 8, 2020	5,614,750	5,614,750	5,614,750
Share repurchase	(54,936)	(54,936)		R$ (54,936)
Expenses on the issue of equity values	(212,770)	(212,770)	(212,770)
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	163,322	163,322					R$ 163,322
Exercise of stock and restricted shares option plans	(5,200)	(5,200)	59,251	43,269			(111,281)					3,561
Constitution of tax incentive reserve									R$ 113,302			(113,302)
Effect of Hyperinflationary economy adjustment	66,788	66,788					58,496				8,292
Losses absorption						155,467						(155,467)
Ending balance at Dec. 31, 2020	27,387,108	27,364,327	12,377,999	(11,667)	10,671,605	362,059	110,537	(92,066)	113,302		6,864	(759,937)	4,585,631	22,781
Net income (loss) for the year	1,040,689	1,047,960										1,047,960		(7,271)
Exchange rate effect on the conversion from hyperinflationary economy	218,227	218,227											218,227
Other comprehensive income	66,989	61,344											61,344	5,645
Comprehensive income for the year, net of tax effects	1,325,905	1,327,531										1,047,960	279,571	(1,626)
Share repurchase	(174,113)	(174,113)		(174,113)
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	237,655	237,655					275,632				(37,977)
Exercise of stock and restricted shares option plans	(29,058)	(29,058)	103,684	34,438			(198,767)				31,587
Reclassification of grant reserve - Natura Cosméticos									R$ (113,302)			113,302
Dividends declared and not yet distributed	(180,772)	(180,772)										(180,772)
Unrealized profit reserve										R$ 133,616		(133,616)
Constitution of tax incentive reserve											737,133	(737,133)
Losses absorption					(650,196)							650,196
Ending balance at Dec. 31, 2021	28,566,725	28,545,570	12,481,683	(151,342)	10,021,409	362,059	187,402	(92,066)		133,616	737,607		4,865,202	21,155
Net income (loss) for the year	(2,858,626)	(2,859,629)										(2,859,629)		1,003
Exchange rate effect on the conversion from hyperinflationary economy	24,956	24,956											24,956
Other comprehensive income	(3,522,787)	(3,519,079)											(3,519,079)	(3,708)
Comprehensive income for the year, net of tax effects	(6,356,457)	(6,353,752)										(2,859,629)	(3,494,123)	(2,705)
Share repurchase	(120,300)	(120,300)		(120,300)
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	255,756	255,756					255,756
Exercise of stock and restricted shares option plans	5,460	5,460	2,741	9,282			(8,708)				2,145
Reclassification of hyperinflationary economy adjustment effect					(126,473)		(58,494)				(8,294)		193,261
Losses absorption										R$ (133,616)	R$ (731,458)	865,074
Ending balance at Dec. 31, 2022	R$ 22,351,184	R$ 22,332,734	R$ 12,484,424	R$ (262,360)	R$ 9,894,936	R$ 362,059	R$ 375,956	R$ (92,066)				R$ (1,994,555)	R$ 1,564,340	R$ 18,450